TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES
Trade and other payables consist of the following:

	December 31, 2022	December 31, 2021
	$	$
Trade accounts	46,355,352	25,504,588
Accrued liabilities payable	16,028,461	7,839,042
Financial liabilities	62,383,813	33,343,630

11 - TRADE AND OTHER PAYABLES (CONTINUED)

	December 31, 2022	December 31, 2021
	$	$
Allowance for warranties	2,752,398	502,982
Salaries and vacations payable	7,267,172	4,576,361
Deductions at source	1,384,223	869,935
Sales taxes payable	1,434,436	636,939
Deferred revenue	634,971	479,718
Non-financial liabilities	13,473,200	7,065,935
	75,857,013	40,409,565